May 15, 1997

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.

      Re:  First Variable Rate Fund
           Calvert First Government Money Market Fund
           File numbers 2-56809 and 811-2633

     (j) In lieu of filing under paragraph (b) or (c) of Section 497, the above registrant is hereby filing a certification that:

     (1) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Section 497 would not have differed from that contained in the most recent registration statement (filed April 30, 1997) or amendment, and

     (2) the text of the most recent registration statement (filed April 30, 1997) or amendment has been filed electronically.


     If you have questions or require further information, please contact me at 800-727-5578 ext. 4857.

                                   Sincerely,

                                   /s/Edith Lillie
                                   Edith Lillie
                                   Securities Paralegal